Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

NOTE 6: SHAREHOLDERS' EQUITY

a. General:

The Ordinary shares of the Company have been traded on the Nasdaq National Market (now known as the Nasdaq Global Market) and Nasdaq Capital Market (formerly: The NASDAQ SmallCap Market), since July 1999 and 2002, respectively.

On December 16, 2009, the Company's Ordinary shares became listed for trading publicly on the Tel Aviv Stock Exchange, or "TASE", thus making the company a "dual listed" company.

The Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholder meetings of the Company and to receive dividends, if declared.

b. Employee stock options:

In 1996, the Company adopted the 1996 CSI Stock Option Plan for granting options to its U.S. employees and consultants to purchase Ordinary shares of the Company, which was replaced in 2006 by the 2006 U.S. Stock Option Plan. Until 1999, the Company issued options to purchase Ordinary shares to its Israeli employees pursuant to individual agreements. In 1999, the Company approved the 1999 Section 3(i) share option plan for its Israeli employees and consultants, (which was amended in 2003 and renamed the "Amended and Restated Israeli Share Option Plan"). As of December 31, 2011, an aggregate of 2,366,082 Ordinary shares of the Company are still available for future grant to employees and directors.

Options granted under such plans and agreements up to September 2005, expire generally after ten years from the date of grant and grants from September 2005 having six-year terms from the date of grant. Options cease vesting upon termination of the optionee's employment or other relationship with the Company. The options generally vest over a period of four years. The exercise price of the options granted under the individual agreements may not be less than the nominal value of the shares into which such options are exercisable. Any options that are canceled or not exercised within the option term become available for future grant.

A summary of the Company's employees share option activity under the plans is as follows:

	Number of options		Weighted average exercise price	Aggregate intrinsic value
						2011	2011	2011

	Outstanding at the beginning of the year	3,590,257		2.79
Granted	1,224,000		3.32
Exercised	(559,057)		2.12
Expired and forfeited	(222,519)		2.52

Outstanding at the end of the year	4,032,681		3.06		$2,554

Options vested and expected to vest at the end of the year	3,913,142		2.96		$2,539

Exercisable options at the end of the year	2,421,699		2.88		$2,386

Weighted average fair value of options granted during the year			3.91

The aggregate intrinsic value of the Company's options is the difference between the Company's closing share price on the last trading day of the fiscal year 2011 and the exercise price, times the number of options.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average remaining price per share	Options exercisable	Weighted average exercise price per share of exercisable options

						$0.33-$0.60	398,057	0.81	$0.35	398,057	0.35
						$0.93-$1.89	479,872	2.81	$1.39	449,236	1.37
						$1.93-$2.91	451,328	2.39	$2.32	380,657	2.38
						$3.12-$3.14	453,665	1.63	$3.12	389,665	3.12
						$3.18-$3.28	671,466	4.88	$3.21	112,578	3.20
$3.41-$3.69	611,333	5.25	$3.44	8,333	3.50
$3.75-$4.35	526,834	4.11	$3.89	243,693	3.906.27
$4.69-$6.60	440,126	1.65	$6.27	439,480	3.906.27

	4,032,681	3.19	$3.06	2,421,699	2.88

d. Directors stock option plan:

In 1999, the Company adopted the 1999 Directors Stock Option Plan, and in 2008 shareholders approved an extension of the term of this plan through July 13, 2019. The original allotment of shares to this plan was 1,263,333. On December 15, 2006, the Company combined the remaining pool of options in the employee stock option plans reserve with the amount of options remaining in the Directors Stock Option Plan reserve.

Since the annual meeting of shareholders in 2003, new directors joining the Board were entitled to a grant of 50,000 options. Directors who are re-elected at the annual meeting of shareholders are entitled to additional grants of 16,667 options, though at the annual meeting held October 26, 2009 shareholders approved a one-time increase in the grants to re-elected directors to 30,000 options.

Each option granted under the Directors Stock Option Plan becomes exercisable at a rate of 1/16th of the shares every three months. Each option has an exercise price equal to the fair market value of the Ordinary shares on the grant date of such option. Until September 2005, each option granted had a maximum term of ten years, but since September 2005, the term of granted options is six years. Options will terminate earlier if the optionee ceases to be a member of the Board of Directors.

On January 1, 2011, 926,672 options were outstanding under the Directors Stock Option Plan.

During 2011, the Company granted 150,002 options to Directors at a weighted average exercise price at $ 3.47 per share. The weighted average fair value of options granted during the year is $ 1.90. During the year, 28,847 options were exercised at a weighted average exercise price at $ 2.54 per share. As of December 31, 2011, 556,959 options were vested and unexercised and 1,047,827 were outstanding under the Directors Stock Option Plan.

e. Options to non-employees:

Issuance date	Options granted for Ordinary Shares	Exercise price per share	Options exercisable	Exercisable through

					May 2006-2008 (i)	83,334	$3.21-$5.73	81,250	May 2013

	83,334		81,250

(i) As a consideration for consulting services, on May 7, 2006 the Company issued 50,000 options to a service provider to purchase the Company's Ordinary shares at a price of $ 3.21 per option. On May 5, 2007, the Company issued an additional 16,667 options to the service provider to purchase the Company's Ordinary shares at a price of $ 5.73 per option. On May 6, 2008, the Company issued an additional 16,667 options to purchase Ordinary shares to the service provider at a price of $ 3.85 per option. The options shall vest and become exercisable at a rate of 1/16 of the options every three months. The Company has accounted for this grant under the fair value method of ASC 505-50. The fair value for these options were estimated using a Black-Scholes option-pricing model. Compensation expense for 2009, 2010 and 2011 amounted to $ 32, $ 31 and $0, respectively.

f. The total unrecognized estimated compensation cost related to non-vested stock options granted until December 31, 2011 was $ 3,533 which is expected to be recognized over a period of up to four years.

g. Total stock-based compensation expenses recognized in 2009, 2010 and 2011:

The total stock-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
				2009	2010	2011

Cost of revenues	$40	$38	$24
Research and development	302	316	294
Selling and marketing	300	373	355
General and administrative	735	769	540

	$1,377	$1,496	$1,213